ADMINISTRATIVE EXPENSES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Salaries and benefits	$ 390	$ 341	$ 32
Office and miscellaneous1	774	637	978
Rent, building management fees and rates	1,166	407	253
Professional fees	561	3,109	1,823
Depreciation – property, plant and equipment (Note 11)		764	833
Depreciation – right-of-use assets (Note 12)		730	973
Bank charges	22	35	51
Others	46	24	30
Total administrative expenses	$ 2,959	$ 6,047	$ 4,973